General Information and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
General Information and Summary of Significant Accounting Policies
1.	General Information and Summary of Significant Accounting Policies

Business

Shinhan Financial Group Co., Ltd. is a financial holding company incorporated in the Republic of Korea (Korea) under the Financial Holding Company Act of Korea. Shinhan Financial Group Co., Ltd. and its subsidiaries (collectively, the Group) engage in banking and a variety of related businesses to provide a wide range of financial services to corporations, governments, institutions and individuals.

The principal subsidiaries of the Group at December 31 are as follows:

	Country of Incorporation	Percentage of ownership(1)
		2008	2009	2010
Shinhan Bank	Korea	100%	100%	100%
Shinhan Investment Corp. (Formerly Good Morning Shinhan Securities Co., Ltd.)(2)	Korea	100%	100%	100%
Shinhan Card Co., Ltd.	Korea	100%	100%	100%
Shinhan Capital Co., Ltd.	Korea	100%	100%	100%
Jeju Bank	Korea	62.42%	68.88%	68.88%
Shinhan Credit Information Co., Ltd.	Korea	100%	100%	100%
Shinhan Private Equity Inc.	Korea	100%	100%	100%
Shinhan Life Insurance Co., Ltd.	Korea	100%	100%	100%
SHC Management Co., Ltd.	Korea	100%	100%	100%
Shinhan Data System Co., Ltd	Korea	100%	100%	100%

Note:

(1)	Direct and indirect ownership are combined. All holdings are in common stock of the respective subsidiaries.

(2)	On August 24, 2009, the former Good Morning Shinhan Securities Co., Ltd. changed its name to “Shinhan Investment Corp.”.

The Group is subject to the provisions of the Financial Holding Company Act of Korea. Shinhan Bank and Jeju Bank conduct operations in accordance with the provisions of the Bank Act of Korea, including their activities in the commercial banking business. Shinhan Bank and Jeju Bank also engage in the trust business subject to the Financial Investment Services and Capital Market Act (“FSCMA”) and other relevant laws.

Principles of Consolidation

The consolidated financial statements, presented in accordance with U.S. generally accepted accounting principles (US GAAP), include the accounts of Shinhan Financial Group Co., Ltd. and its majority-owned subsidiaries. The Group consolidates subsidiaries in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. All significant intercompany transactions and balances have been eliminated in consolidation. Operating results of companies purchased are included from the dates of the acquisition. Assets held in an agency or trust management capacities are not included in the consolidated financial statements. The Group accounts for investments in companies in which it owns voting or economic interest of 20 % to 50 % and for which it has significant influence over operating and financing decisions using the equity method of accounting and the pro rata share of their income (loss) is included in other noninterest income (expense). Investments in joint ventures, where the Group does not have unilateral control, are also accounted for using the equity method of accounting. Investments in companies where the Group owns less than 20% and does not have the ability to exercise significant influence over operating and financing decisions are accounted for using the cost method of accounting. Income from these investments is recognized when dividends are received. As discussed below, the Group consolidates entities deemed to be variable interest entities (VIEs) when the Group is determined to be the primary beneficiary of the VIEs. Gains and losses on the disposition of branches, subsidiaries, affiliates, buildings, and other investments and charges for management’s estimate of impairment in their value that is other than temporary, such that recovery of the carrying amount is deemed unlikely, are included in other non-interest income or expense.

Variable Interest Entities

An entity is referred to as a variable interest entity (VIE) if it meets the criteria outlined in ASC 810 (formerly FASB Interpretation No. 46(R), Consolidation of Variable Interest Entities (revised December 2003) (FIN 46(R) and SFAS No. 167, Amendments to FASB Interpretation No. 46(R) (SFAS 167)), which are: (1) the entity has equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) as a group, the holders of equity investment at risk lack any one of the following two characteristics:

a. The power, through voting rights or similar rights, to direct the activities that most significantly impact the entity’s economic performance

b. The obligation to absorb expected losses or the right to receive the expected residual returns of the entity

In addition, a VIE must be consolidated by the Group if it is deemed to be the primary beneficiary of the VIE, which is the party involved with the VIE that has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Group provides asset management services, line of credit, and purchase commitment for the underlying assets securitized by the consolidated VIEs. In return for these services, the Group receives a commission, such as commitment fee and management fee. For more information about the amount of this financial support to consolidated VIEs, see Note 36.

Along with the VIEs that are consolidated in accordance with these guidelines, the Group has significant variable interests in other VIEs that are not consolidated because the Group is not the primary beneficiary. These include Special Purpose Entities (SPEs) where the Group provides credit enhancement or liquidity guarantees, and various investment trust funds. All other entities not deemed to be VIEs, with which the Group has involvement, are evaluated for consolidation under other subtopics of ASC 810 (formerly Accounting Research Bulletin (ARB) No. 51, Consolidated Financial Statements, SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries and EITF Issue No. 04-5, Determining whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity when the Limited Partners Have Certain Rights).

However, these VIEs as well as all other unconsolidated VIEs are continually monitored by the Group to determine if any events have occurred that could cause its primary beneficiary status to change. These events include:

•	additional purchases or sales of variable interests by the Group or an unrelated third party, which cause the Group’s overall variable interest ownership to change;

•	changes in contractual arrangements in a manner that reallocates losses or residual returns among the variable interest holders;

•	changes in the party that has power to direct activities of a VIE that most significantly impact the entity’s economic performance; and

•	providing support to an entity that results in an implicit variable interest.

Foreign Currency Translation

Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. For certain foreign operations, the functional currency is the local currency or the US dollar, in which case assets and liabilities are translated, for consolidation purposes, at the current exchange rates from the functional currency to the reporting currency, the Korean Won. Income and expenses are translated at the weighted-average exchange rate for the reporting period. The resulting translation adjustments are reported as a component of accumulated other comprehensive income within equity on an after-tax basis.

Foreign currency transactions executed by domestic Korean entities are accounted for at the exchange rates prevailing on the related transaction dates. Assets and liabilities denominated in foreign currencies are translated to the Korean Won using period-end exchange rates. Gains and losses resulting from the settlement of foreign currency transactions and from the translation of assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income except for gains and losses arising from the translation of available-for-sale securities which are recorded as a component of accumulated other comprehensive income within equity on an after-tax basis.

Use of Estimates

The preparation of the consolidated financial statements requires management of the Group to make certain estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include allowances for loan losses and off-balance sheet credit instruments, impairment of goodwill and intangible assets, fair value measurements, consolidation decision for special purpose entities, contingent liabilities, future policy benefits, deferred policy acquisition costs, valuation allowance for deferred tax assets, valuation of businesses acquired, useful lives of property and equipment and definite lived intangible assets, share-based compensation, valuation of derivative instruments and other than temporary impairment for securities. Actual results could differ from those estimates.

Cash and Cash Equivalents

For the purpose of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, cash items in the process of collection, amounts due from banks and other financial institutions, all of which have original maturities within 90 days.

Securities Purchased under Resale Agreements and Securities Sold under Repurchase Agreements

Securities purchased under resale agreements and securities sold under repurchase agreements are treated as collateralized financing transactions and are carried on the consolidated balance sheets at the amount at which the securities will be subsequently resold or repurchased, including accrued interest, as specified in the respective agreements. Interest earned on resale agreements and interest incurred on repurchase agreements are reported as interest income and interest expense, respectively. The Group’s policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased and resold is monitored, and additional collateral is obtained where appropriate to protect the Group against credit exposure.

Trading Assets and Liabilities, including Derivatives

Trading assets include securities that are bought and held principally for the purpose of selling them in the near term. Trading positions are carried at fair value and recorded on a trade date basis. The Group recognizes changes in the fair value of trading positions in net trading profits (losses). Interest and dividends are recognized when earned and included in interest and dividends on trading assets.

Fair value of trading positions is generally based on quoted market prices or quoted market prices for similar assets and liabilities. If these market prices are not available, fair values are estimated based on dealer quotes, pricing models, discounted cash flow methodologies, or similar techniques for which the determination of fair value may require significant management judgment or estimation.

Trading assets and liabilities also include derivatives used for trading purposes and for non-trading purposes that do not qualify for hedge accounting which are recognized on the consolidated financial statements at fair value. Trading and non-trading derivatives include interest rate and foreign currency swaps, equity conversion options, credit indexed contracts, puts and calls, caps and floors, warrants, futures and forwards. The Group recognizes changes in the fair value of trading and non-trading derivatives that do not qualify for hedge accounting in net trading profits (losses).

For exchange-traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow methodologies, or similar techniques for which the determination of fair value may require significant management judgment or estimation. Valuations of derivative assets and liabilities reflect the value of the instruments including adjustments associated with counterparty credit risk and the Group’s nonperformance risk, respectively.

Derivatives and Hedging Activities

As part of its asset and liability management process, the Group uses various derivative instruments including interest rate and foreign currency swaps to manage various interest rate and foreign exchange exposures or modify interest rate characteristics of various balance sheet accounts. Certain derivative contracts such as interest rate swaps and cross currency swaps are entered into for non-trading purposes and intended to serve as economic hedges of risk but do not qualify for hedge accounting.

The Group accounts for derivative and hedging activities in accordance with ASC 815-10 (formerly SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended (SFAS 133)), which requires that all derivative instruments be recorded on the balance sheet at their respective fair values. On the date a non-trading derivative contract is entered into, the Group designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign-currency fair-value or cash-flow hedge (foreign currency hedge), or a hedge of a net investment in a foreign operation. For all hedging relationships the Group formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged item, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method of measuring ineffectiveness. This process includes linking all derivatives that are designated as fair-value, cash-flow, or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability or unrecognized firm commitment of the hedged item that is attributable to the hedged risk, are recorded in earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash-flow hedge are recorded in other comprehensive income to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item. Changes in the fair value of derivatives that are highly effective as hedges and that are designated and qualify as foreign-currency hedges are recorded in either earnings or other comprehensive income, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. However, if a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within other comprehensive income. The ineffective portion of the change in fair value of a derivative instrument that qualifies as a cash-flow hedge is reported in earnings. Changes in the fair value of derivative trading instruments are reported in current period earnings.

The Group discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires or is sold, terminated, or exercised, the derivative is no longer designated as a hedging instrument because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

In all situations in which hedge accounting is discontinued and the derivative is retained, the Group continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the Group no longer adjusts the hedged asset or liability for changes in fair value. The adjustment of the carrying amount of the hedged asset or liability is accounted for in the same manner as other components of the carrying amount of that asset or liability. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Group removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the balance sheet, and recognizes any gain or loss in earnings. When it is probable that a forecasted transaction will not occur, the Group discontinues hedge accounting if not already done and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income.

The short-cut method of hedge accounting assumes no ineffectiveness in a hedging relationship involving an interest rate swap and an interest-bearing asset or liability. The changes in the fair value or cash flows that are attributable to the risk being hedged will be completely offset at the hedge’s inception and on an on-going basis. Under the short-cut method, among other requirements, the critical terms of the derivative instrument and the hedged item should be initially the same and subsequently stay the same throughout the hedge’s life to support the ongoing application of hedge accounting.

Certain Hybrid Financial Instruments

In accordance with ASC 851-15 (formerly SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155)), hybrid financial instruments — such as structured notes containing embedded derivatives that otherwise would require bifurcation, as well as certain interest-only instruments — may be accounted for at fair value if the Group makes an irrevocable election to do so on an instrument-by-instrument basis. The changes in fair value are recorded in current earnings.

Securities

Securities primarily consist of asset-backed securities and debt securities issued by Korean Treasury, financial institutions and corporations as well as marketable equity securities. The Group classifies its debt securities in one of three categories: trading, available-for-sale, or held-to-maturity and its equity securities into trading or available-for-sale. Trading securities are bought and held principally for the purpose of selling them in the near term. Held-to-maturity debt securities are those securities in which the Group has the positive intent and ability to hold the security until maturity. All securities not included in trading or held-to-maturity are classified as available-for-sale.

Available-for-sale securities are recorded at fair value. Held-to-maturity debt securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Unrealized holding gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of other comprehensive income until realized. Realized gains and losses from the sale of available-for-sale securities are determined using the moving average method for equity securities or specific identification method for debt securities.

As of January 1, 2009, the Group adopted FSP FAS 115-2 and FAS 124-2 (now ASC 320-10, Investments-Debt and Equity Securities: Recognition of an Other-than-temporary impairment, “OTTI”) (formerly FSP FAS 115-2 and FAS 124-2). OTTI must be recognized if an investor has the intent to sell the debt security or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. In addition, the guidance changes the amount of impairment to be recognized in current-period earnings when an investor does not have the intent to sell, or if it is more likely than not that it will not be required to sell the debt security, as in these cases only the amount of the impairment associated with credit losses is recognized in income, while the rest of the fair value loss is recognized in other comprehensive income. But declines in the fair value of available-for-sale equity securities below their cost that are deemed to be other-than-temporary are recorded in earnings. When the Group does not intend to sell available-for-sale equity or debt securities in an unrealized loss position, potential OTTI is considered using a variety of factors, including the length of time and extent to which the market value has been less than cost; adverse conditions specifically related to the industry, geographic area or financial condition of the issuer or underlying collateral of a security; payment structure of the security; changes to the rating of the security’s issuer; the volatility of the fair value changes; and changes in fair value of the security after the balance sheet date. For equity securities, the Group considers the above factors, as well as the Group’s intent and ability to retain its investment for a period of time sufficient to allow for any anticipated recovery in market value, and whether evidence exists to support a realizable value equal to or greater than the carrying value.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity or available-for-sale security as an adjustment to yield using the effective interest method. Dividend and interest income are recognized when earned.

Certain equity securities that do not have readily determinable fair values or have sales restrictions exceeding one year are classified as other investments under other assets. For investments in which the Group has significant influence over the investees, the equity method is applied. Certain alternative investments which meet both of the criteria under ASC 820-10-15-4 are measured at fair value determined by net asset value per share and the resulting valuation gain or loss is recognized through profit or loss which is recorded in non-interest income. All the other equity securities included in the category of other investments are recorded using the cost method under which there is no change to the cost basis unless there is other-than-temporary decline in value. If the decline is determined to be other-than-temporary, the Group writes down the cost basis of the investment to its fair value. The amount of write-down is included in earnings under non-interest expense and dividend income earned on these securities is recorded in non-interest income.

Shinhan National Pension Service PEF 1st and Shinhan PEF 2nd, the Group’s subsidiaries, engage exclusively in venture capital activities. Venture capital investments are not within the scope of ASC 320-10 (formerly SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities (SFAS 115)), and are subject to specialized industry accounting for investment companies. Venture capital investments are recorded as trading assets and are carried at fair value with net changes in fair value recognized in net trading profits (losses). The fair values of publicly-traded securities held by these subsidiaries are generally based on quoted market prices. Securities that are held by these subsidiaries that are not publicly traded are initially recorded at cost, which is deemed to approximate the fair value as of the acquisition date. Subsequent to acquisition, management estimates the fair value based on investee transactions with unaffiliated parties, management’s review of the investee’s financial results and condition or the latest obtainable net asset value of the investees.

Loans

Loans are reported at their outstanding principal balances net of any unearned income, charge-offs, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to income over the lives of the related loans. Unearned income, discounts and premiums are amortized using methods that approximate the effective interest method.

The Group generally ceases the accrual of interest when principal or interest payments become past due. Any unpaid interest previously accrued on such loans is reversed from income, and thereafter interest is recognized only to the extent payments are received. In applying payments on delinquent loans, payments are applied first to delinquent interest and normal interest, and then to principal until it is paid in full. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current. Interest accruals are continued for past-due loans collateralized by customer deposits.

Securities received by the Group involving loans that are restructured or settled are recorded at fair value of the security at the date of restructuring or settlement. Any difference between the security’s fair value and the net carrying amount of the loan is recorded as a charge-off or recovery, as appropriate.

Transfers of loans to third parties are accounted for as sales when control is surrendered to the transferee. The Group derecognizes such loans from the balance sheet including any related allowance and deferred loan origination costs, and recognizes all assets obtained, and liabilities incurred, including any recourse obligations to the transferee, at fair value. Any resulting gain or loss on the sales is recognized in earnings. Conversely, the Group recognizes loans transferred from third parties on the balance sheet when the Group obtains control of the loans or participates in a loan originated by another financial institution.

The Group provides equipment financing to its customers through a variety of lease arrangements. Direct financing leases are carried at the sum of the aggregate of minimum lease payments receivable, estimated unguaranteed residual value of the lease property and unamortized initial direct costs, less unearned income. Unearned income and initial direct costs are amortized to income using the effective interest method.

The Group purchases loans with and without evidence of credit quality deterioration since origination. Those loans with evidence of credit quality deterioration for which it is probable, at the time of acquisition, that all amounts due according to the contractual terms of the loan agreement will not be collected are accounted for under ASC 310-30 (formerly AICPA Statement of Position (SOP) 03-3, Accounting for Certain Loans or Debt Securities Acquired in a Transfer (SOP 03-3)). The Group analyzes for differences between contractual cash flows and cash flows expected to be collected from an investor’s initial investment in loans acquired in a transfer and if those differences are attributable, at least in part, to credit quality, such loans are recorded at fair value and “carrying over” or the creation of valuation allowances in the initial accounting of loans acquired in a transfer is prohibited. The prohibition of the valuation allowance carryover applies to the purchase of an individual loan, a pool of loans, a group of loans, and loans acquired in a purchase business combination. The excess of cash flows expected at purchase over the purchase price is recorded as interest income over the life of the loan. For those loans not within the scope of ASC 310-30, any difference between the purchase price and the par value of the loan is reflected in interest income over the life of the loan.

Allowance for Loan Losses

The Group’s allowance for loan losses is based upon management’s continuing review and evaluation of the loan portfolio and is management’s best estimate of probable losses that have been incurred as of the balance sheet date. The determination of the allowance for loan losses hinges upon various judgments and assumptions, including but not limited to, management’s assessment of probable losses on individual loans, domestic and international economic conditions, loan portfolio composition, transfer risks and prior loan loss experience. The allowance for loan losses is increased by the provision for loan losses, which is charged against current period operating results and decreased by the amount of charge-offs, net of recoveries.

The Group’s allowance for loan losses consists of (a) specific allowances for specifically identified impaired borrowers, and (b) general allowances for homogeneous pools of commercial and consumer loans, and other loans which are not specifically identified as impaired.

A commercial loan is considered impaired when, after consideration of current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. The Group considers the following types of loans to be impaired:

•	Loans classified as “substandard” or below according to asset classification guidelines of the Financial Services Commission (FSC) of the Republic of Korea.

•	Loans that are more than 90 days past due; and

•	Loans which are “troubled debt restructurings” under US GAAP

Once a loan has been identified as individually impaired, impairment is measured in accordance with ASC 310-10 (formerly SFAS No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS 118 (SFAS 114)). The Group’s measurement of the impairment of a loan, with the exception of large groups of smaller-balance homogeneous loans that are collectively evaluated for impairment, is based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, on the loan’s observable market price or on the fair value of the collateral if the loan is collateral dependent. If the resulting value is less than the book value of the loan, a specific allowance is established for an amount equal to the difference. Any amounts deemed uncollectible are charged against the allowance for loan losses. Recoveries of previously charged-off amounts are credited to the allowance for loan losses. Impairment criteria are applied to the entire loan portfolio, exclusive of leases and smaller-balance homogeneous loans such as residential mortgage, consumer loans and credit cards, which are evaluated collectively for impairment. Smaller-balance commercial loans, managed on a portfolio basis, are also evaluated collectively for impairment.

The allowance for non-impaired corporate loans, consumer loans and credit card loans is determined using several modeling tools, including a delinquency roll-rate model for credit cards, as well as a risk rating migration model for homogeneous pools of consumer and commercial loans. The loss factors developed through the use of such models are based on the Group’s historical loss experiences and may be adjusted for significant factors that, in management’s judgment, affect the collectibility of the portfolio as of the evaluation date.

The Group charges off unsecured consumer and credit card loan amounts past due greater than 180 days and the amount deemed uncollectible on financing leases is charged off when past due greater than one year.

Allowance for Off-Balance Sheet Credit Instruments

The Group maintains an allowance for credit losses on off-balance sheet credit instruments, such as commitments to extend credit, guarantees, acceptances, standby and commercial letters of credit and other financial instruments to absorb estimated probable losses related to these unfunded credit facilities. The allowance is estimated based on the assessment of the probability of commitment usage and credit risk factors for loans outstanding to these same customers. The allowance for credit losses for off-balance sheet credit instruments is included in other liabilities.

The Group began to use, with respect to the guarantees and acceptances, past three years average actual conversion ratio of impaired guarantee as credit conversion factor (“CCF”) in calculating exposure at default (“EAD”) of impaired guarantee, considering the relieved global economic crisis in 2010. Previously, the Group used 100% as CCF applied to impaired guarantee in calculating EAD.

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosures are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, the assets are carried at the lower of their carrying amounts or fair values, less cost to sell, based on periodic valuation reviews performed by management. Revenues and expenses from operations and changes in the valuation allowance are included in other non-interest expense.

Securitizations

The Group primarily securitizes corporate loans, credit card receivables, mortgages and student loans.

There are two key accounting determinations that must be made relating to securitizations. First, in the case where the Group originated or owned the financial assets transferred to the securitization entity, a decision must be made as to whether that transfer is considered a sale under generally accepted accounting principles. If it is a sale, the transferred assets are removed from the Group’s consolidated balance sheets with a gain or loss recognized. Alternatively, when the transfer is not considered as a sale but rather a financing, the assets will remain on the Group’s consolidated balance sheets with an offsetting liability recognized in the amount of proceeds received.

Second, determination must be made as to whether the securitization entity is sufficiently independent. If so, the entity would not be included in the Group’s consolidated financial statements. For each securitization entity with which it is involved, the Group makes a determination of whether the entity should be considered a subsidiary of the Group and be included in its consolidated financial statements or whether the entity is sufficiently independent that it does not require consolidation. If the securitization entity is determined to be a VIE, the Group consolidates the VIE, if it is the primary beneficiary.

Interest in the securitized and sold loans may be retained in the form of subordinated debts. Retained interests are primarily recorded as available-for-sale investments. Gains or losses on securitization and sale depend in part on the previous carrying amount of the loans involved in the transfer and proceeds are allocated between the loans sold and the retained interests based on their relative fair values at the date of sale. Gains are recognized at the time of securitization and are reported in non-interest income or expense.

The Group values its securitized retained interest at fair value using either financial models, quoted market prices, or sales of similar assets. Where quoted market prices are not available, the Group estimates the fair value of these retained interests by determining the present value of expected future cash flows using modeling techniques that incorporate management’s best estimates of key assumptions, including prepayment speeds, credit losses, and discount rates.

Transfers of Financial Assets

For a transfer of financial assets to be considered a sale, the assets must have been isolated from the Group, even in bankruptcy or other receivership; the purchaser must have the right to sell or pledge the assets transferred and the Group does not maintain effective control. If these sale requirements are met, the assets are removed from the Group’s consolidated balance sheet. If the conditions for sale are not met, the transfer is considered to be a secured borrowing, and the assets remain on the consolidated balance sheet. The sale proceeds are recognized as the Group’s liability. A legal opinion on a sale is generally obtained for complex transactions or where the Group has continuing involvement with assets transferred or with the securitization entity. Those opinions must state that the asset transfer is considered a sale and that the assets transferred would not be consolidated with other assets in the event of the Group’s insolvency.

Premises and Equipment

Buildings, equipment and furniture, leasehold improvements and operating lease assets are stated at cost less accumulated depreciation and amortization. Equipment under capital leases are stated at the present value of minimum lease payments less unguaranteed residual value. Depreciation of buildings and operating lease assets is calculated on the straight-line method over the estimated useful lives of the assets. Depreciation of equipment and furniture is calculated on a declining balance method over the estimated useful lives of the assets. Equipment under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful lives of the assets. Gains or losses on sale of premises and equipment are determined by reference to their carrying amounts. Maintenance and repairs are charged to expense as incurred.

The Group capitalizes certain direct costs related to developing software for internal use, and amortizes such costs on a straight-line basis once the software is available for use in accordance with the ASC 350-40 (formerly SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use).

The estimated useful lives of premises and equipment are as follows:

Buildings	40 years
Equipment and furniture	4 ~ 5 years
Leasehold improvements	5 years
Operating lease assets	3 ~ 5 years
Capitalized software costs	4 ~ 5 years

Goodwill and Intangible Assets

Goodwill represents the cost of an acquired business in excess of the fair value of the net assets acquired. Other intangible assets represent purchased assets that also lack physical substance but can be distinguished from goodwill because of contractual or other legal rights, or because the asset is capable of being sold or exchanged either on its own or in connection with a related contract, asset, or liability. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually in accordance with the provisions of ASC 350-10 (formerly SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142)). Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment in accordance with ASC 360-10 (formerly SFAS No. 144, Accounting for Impairment or Disposal of Long-Lived Assets (SFAS 144)).

The Group’s finite-lived intangible assets are comprised of core deposit, credit card relationship, brokerage customer relationship, Korea Securities Finance Corporation (KSFC) deposit and valuation of business acquired (VOBA) intangibles. Core deposit intangibles represent the value of the funding provided by a base of acquired demand and savings accounts, which the Group can expect to maintain for an extended period of time because of generally stable customer relationships. Credit card relationship and brokerage customer relationship intangibles reflect the value of revenues to be derived from a base of acquired customer credit card and brokerage accounts’ activities, which the Group can expect to maintain for an extended period of time. KSFC deposit intangibles represent the positive spread realized on the differences between the interest rate paid to the customers and the interest rate paid on the deposit with KSFC, which the Group can expect to maintain for an extended period of time. VOBA intangible represents the present value of future profits embedded in the acquired business, which is determined by estimating the net present value of future cash flows from the contracts in force at the date of acquisition. The Group has established VOBA primarily for its acquired traditional, interest-sensitive and variable businesses. Each of the traditional and interest-sensitive businesses is composed of life insurance and annuity contacts.

The finite-lived intangibles except VOBA are amortized using sum-of-the-years’-digit method over their estimated useful lives, which range from 1 to 18 years. The estimated weighted-average life of brokerage customer relationship intangibles, KSFC deposit intangibles and Shinhan Bank’s core deposit intangibles and credit card relationship intangibles are approximately 3, 3, 9 and 6 years, respectively, reflecting the run-off of economic value. VOBA is amortized over the effective lives of the acquired contracts. For acquired traditional business, VOBA is amortized in proportion to gross premiums of insurance in force, as applicable. For acquired interest-sensitive and variable businesses, VOBA is amortized in proportion to gross profits arising from the contracts and anticipated future experience, which is evaluated regularly.

The Group’s indefinite-lived intangible assets are composed of court deposits of Shinhan Bank and KSFC borrowings. Court deposit intangible asset represents the value of the funding provided by a base of court deposit accounts acquired in a business combination which the Group can expect to maintain for an indefinite period because that court deposit will be maintained indefinitely once appointed by courts. KSFC borrowing represents the value of the low cost funding from KSFC compared to the next available funding source in the market, and the Group expects to benefit from the borrowing agreement indefinitely because that borrowing agreement lasts indefinitely in accordance with the Securities and Exchange Act of Korea.

Deferred Policy Acquisition Costs (DAC)

Deferred Policy Acquisition Costs (DAC), included in other assets, represent the costs of acquiring new business, principally commissions, certain underwriting and agency expenses directly attributable to the policies written, and the cost of issuing policies.

For traditional business, DAC is amortized over the premium-paying periods of the related policies, in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue in accordance with ASC 944-20 (formerly SFAS No. 60, Accounting and Reporting by Insurance Enterprises (SFAS 60)). Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

For interest-sensitive and variable businesses, DAC is amortized at a constant rate based upon the present value of estimated gross profits expected to be realized in accordance with ASC 944-20 (formerly SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from Sale of Investments (SFAS 97)). The effect of changes in estimated gross profits on unamortized deferred acquisition costs is reflected in the period such estimated gross profits are revised.

Deferred policy acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not recoverable, are charged to expense. All other acquisition expenses are charged to operations as incurred.

Future Policy Benefits

The Group’s liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. Major assumptions used for future policy benefits are mortality and interest rate. Expected mortality is generally based on the Group’s historical experience and the standard industry table including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Group to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

The Group’s liability for future policy benefits also includes a liability for unpaid claims and claim adjustment expenses. The Group does not establish loss reserves until a loss has occurred. However, unpaid claims and claim adjustment expenses include estimates of claims that the Group believes have been incurred but have not yet been reported as of the balance sheet date. The Group’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts and unearned revenue.

Separate Account Assets and Liabilities

Separate account assets and liabilities are reported at fair value and represent segregated funds that are invested for certain policyholders. The assets consist of equity securities, policy loans and cash equivalents. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Group. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Group with respect to certain accounts. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the consolidated statements of income. Separate account assets and liabilities are included in other assets and accrued expenses and other liabilities, respectively, and amounted to (Won)1,090,887 million and (Won)1,351,595 million as of December 31, 2009 and 2010, respectively.

Insurance Premium

Insurance Premiums from long-duration contracts, other than interest-sensitive life contracts, are earned when due as determined by the respective contract and estimates for premiums due but not yet collected are accrued. Premium collected for interest-sensitive contracts are not reported as revenue in the consolidated statements of income. Premiums from short-duration insurance contracts, principally accident and health policies, are earned over the related contract period.

Impairment

In accordance with ASC 360-10 (formerly SFAS 144), long-lived assets, such as premises, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows or quoted market prices in active markets if available, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the consolidated balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheet.

Goodwill and intangible assets that have indefinite useful lives are tested annually for impairment, and are tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying amount exceeds the asset’s fair value. For goodwill, the impairment determination is made at the reporting unit level and consists of two steps. First, the Group determines the fair value of a reporting unit and compares it to its carrying amount. Second, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to purchase price allocation, in accordance with ASC 805-10 (formerly SFAS No. 141, Business Combinations (SFAS 141)). The residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill.

Share-Based Compensation

The Group uses a fair value method of accounting for share-based compensation provided to its employees and key executives. The Group values stock options issued based upon an option-pricing model and recognizes this value as an expense, adjusted for forfeitures, over the period in which the options are vested.

Commissions and Fees

Commissions and fees primarily consist of brokerage fees and commissions, credit card fees, fees on guarantees and import/export letters of credit, and commissions received on remittance, cash dispenser service, cash management services and others. These fees are recognized over the period during which the related services are rendered.

Net Trust Management Fees

The Group manages funds on behalf of its customers through operations of various trust accounts. The Group recognized such management fees when earned. The Group is also entitled to receive performance-based fees for certain trust accounts. These fees, if earned, are recognized at the end of the performance period. In addition, the Group is liable to compensate trust account holders for losses incurred in certain trust accounts, subject to minimum return and principal guarantees. Such losses arising from the trusts underperforming the guaranteed level are accrued at the end of each applicable year when they are considered probable and reasonably estimable, and are included in net trust management fees.

Co-Branding Credit Card Arrangements

The Group has co-brand arrangements with certain vendors that entitle a cardholder to receive benefits, such as airline frequent-flyer points, based on purchases made with the credit card. These arrangements have remaining terms not exceeding five years. The Group makes monthly payments to certain co-brand partners based on the volume of cardholders’ purchases and on the number of points awarded to cardholders, and to the other co-brand partners, based on the numbers of points redeemed by the cardholders. The payments to the co-brand partners are estimated based on historical payment experience and are recorded in accrued expenses and other liabilities.

Dormant Accounts

Customers’ deposits with a positive balance but no earnings for an extended period of time are considered dormant accounts. The Group elected to transfer the dormant accounts of consumer deposits to a dormant account foundation in accordance with regulations on dormant accounts and has accounted for such amounts as other liabilities. The Group recognized gain on dormant accounts of corporate deposits excluding expected redemption amounts as other non-interest income.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Deferred tax assets, including the tax effect on the tax loss carryforwards, are recognized to the extent it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible. To the extent the deferred tax assets are not more likely than not realizable, a valuation allowance is recognized.

The Group accounts for income tax uncertainties under ASC 740-10, which requires a two-step process in evaluating income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the financial statements. Each income tax position is measured at the largest amount of benefit that is more likely than not to be realized upon settlement. The Group classifies interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Earnings Per Share

Earnings per share is computed after recognition of preferred stock dividend requirements. Basic earnings per share is computed by dividing income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. It is computed after giving consideration to the weighted average dilutive effect of the Group’s stock option, bonds with stock purchase warrants and redeemable convertible preferred stock. Dilutive potential common shares are calculated using the treasury stock method and if-converted method.

Comprehensive Income

The Group records unrealized gains and losses on available-for-sale securities and foreign currency translation adjustments in accumulated other comprehensive income (AOCI), net of taxes. Unrealized gains and losses on available-for-sale securities are reclassified to net income as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to net income at the time of the recognition. Translation gains or losses on foreign currency translation adjustments are reclassified to net income upon sale or liquidation of investments in foreign operations.

Convenience Translation

The Group operates primarily in Korea and its official accounting records are maintained in Korean Won. The US dollar amounts are provided herein as supplementary information solely for the convenience of the reader. Korean Won amounts are expressed in US dollars at the rate of (Won)1,130.60: US$1, the United States Federal Reserve Bank of New York noon buying exchange rate in effect on December 31, 2010. Such convenience translation into US dollar should not be construed as representations that the Korean Won amounts have been, could have been, or could in the future be converted into US dollars at this or any other rate of exchange.

Reclassification

Certain reclassifications have been made in the prior years’ consolidated financial statements to conform to the current year presentation for comparative purposes.